BORROWINGS	6 Months Ended
Jun. 30, 2013
BORROWINGS [Abstact]
BORROWINGS

 NOTE 5: BORROWINGS
Borrowings, as of June 30, 2013 and December 31, 2012, consisted of the following:

Facility	June 30, 2013	December 31, 2012
Secured credit facilities	$290,447	$323,473
Senior notes due 2019	350,000	350,000
Ship mortgage notes	488,000	488,000
Logistics Senior notes	290,000	200,000
Navios Logistics other long-term loans	567	598
Total borrowings	1,419,014	1,362,071
Plus: unamortized premium	3,251	—
Less: unamortized discount	(3,537)	(3,859)
Less: current portion	(14,255)	(33,095)
Total long-term borrowings	$1,404,473	$1,325,117

Secured credit facilities
As of June 30, 2013, the Company had secured credit facilities with various banks with a total outstanding balance of $290,447. The purpose of the facilities was to finance the construction or acquisition of vessels or refinance existing indebtedness. All of the facilities are denominated in U.S. Dollars and bear interest based on LIBOR plus spread ranging from 1.75% to 3.60% per annum. The facilities are repayable in either semi-annual or quarterly installments, followed by balloon payments with maturities, ranging from October 2014 to May 2022. See also maturity table included below.
During the first quarter of 2013, the company paid in advance an amount of $28,619 relating to scheduled repayment installments due in the period from April 1, 2013 to December 31, 2013.
Amounts drawn under the facilities are secured by first priority mortgages on Navios Holdings' vessels and other collateral.
The credit facilities require compliance with a number of financial and security value maintenance covenants, including: loan-to-value ratio covenants based on either charter-adjusted valuations or charter-free valuations, debt coverage ratios and minimum liquidity. One of the facilities also requires Angeliki Frangou, the Company's Chairman and Chief Executive Officer to beneficially own at a minimum 20% of the issued stock of the Company.
The credit facilities also contain a number of restrictive covenants that limit Navios Holdings and/or its subsidiaries from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Holdings' vessels; changing the commercial and technical management of Navios Holdings' vessels; selling or changing the ownership of Navios Holdings' vessels; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times.
Additionally, the credit facilities require compliance with the covenants contained in the indenture governing the 2019 Notes (as defined below). It is an event of default under the credit facilities if such covenants are not complied with.
As of June 30, 2013, the Company was in compliance with all of the covenants under each of its credit facilities.
Senior Notes due 2019
On January 28, 2011, the Company and its wholly owned subsidiary, Navios Maritime Finance II (US) Inc. (together with the Company, the “2019 Co -Issuers”) issued $350,000 in senior notes due on February 15, 2019 at a fixed rate of 8.125% (the “2019 Notes”). The 2019 Notes are fully and unconditionally guaranteed, jointly and severally and on an unsecured senior basis, by all of the Company's subsidiaries, other than Navios Maritime Finance II (US) Inc., Navios Maritime Finance (US) Inc., Navios South American Logistics Inc. and its subsidiaries and Navios GP L.L.C. The subsidiary guarantees are “full and unconditional”, as those terms are used in Regulation S-X Rule 3-10, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the 2019 Notes. The 2019 Co-Issuers have the option to redeem the 2019 Notes in whole or in part, at any time (i) before February 15, 2015, at a redemption price equal to 100% of the principal amount, plus a make-whole premium, plus accrued and unpaid interest, if any, and (ii) on or after February 15, 2015, at a fixed price of 104.063% of the principal amount, which price declines ratably until it reaches par in 2017, plus accrued and unpaid interest, if any. At any time before February 15, 2014, the 2019 Co-Issuers may redeem up to 35% of the aggregate principal amount of the 2019 Notes with the net proceeds of an equity offering at 108.125% of the principal amount of the 2019 Notes, plus accrued and unpaid interest, if any, so long as at least 65% of the originally issued aggregate principal amount of the 2019 Notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the 2019 Notes will have the right to require the 2019 Co-Issuers to repurchase some or all of the 2019 Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
The 2019 Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of the 2019 Co-Issuers' properties and assets and creation or designation of restricted subsidiaries. The 2019 Co-Issuers were in compliance with the covenants as of June 30, 2013.
Ship Mortgage Notes
In November 2009, the Company and its wholly owned subsidiary, Navios Maritime Finance (US) Inc. (together, the “Mortgage Notes Co-Issuers”) issued $400,000 of first priority ship mortgage notes due on November 1, 2017 at a fixed rate of 8.875%. In July 2012, the Mortgage Notes Co-Issuers issued an additional $88,000 of the ship mortgage notes at par value.
The ship mortgage notes are senior obligations of the Mortgage Notes Co-Issuers and are secured by first priority ship mortgages on 17 vessels owned by certain subsidiary guarantors and other related collateral securities. The ship mortgage notes are fully and unconditionally guaranteed, jointly and severally by all of the Company's direct and indirect subsidiaries that guarantee the 2019 Notes and Navios Maritime Finance II (US) Inc. The guarantees of the Company's subsidiaries that own mortgage vessels are senior secured guarantees and the guarantees of the Company's subsidiaries that do not own mortgage vessels are senior unsecured guarantees. In addition, the Mortgage Notes Co-Issuers have the option to redeem the ship mortgage notes in whole or in part, at any time (1) before November 1, 2013, at a redemption price equal to 100% of the principal amount plus a make whole price which is based on a formula calculated using a discount rate of treasury bonds plus 50 basis points, and (2) on or after November 1, 2013, at a fixed price of 104.438%, which price declines ratably until it reaches par in 2015.
Furthermore, upon occurrence of certain change of control events, the holders of the ship mortgage notes may require the Mortgage Notes Co-Issuers to repurchase some or all of the notes at 101% of their face amount. Pursuant to the terms of a registration rights agreement, as a result of satisfying certain conditions, the Mortgage Notes Co-Issuers and the guarantors are not obligated to file a registration statement that would have enabled the holders of ship mortgage notes to exchange the privately placed notes with publicly registered notes with identical terms. The ship mortgage notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into certain transactions with affiliates, merging or consolidating or selling all or substantially all of the Mortgage Notes Co-Issuers' properties and assets and creation or designation of restricted subsidiaries. The Mortgage Notes Co-Issuers were in compliance with the covenants as of June 30, 2013.

Logistics Senior Notes
In April 2011, Navios Logistics and its wholly-owned subsidiary Navios Logistics Finance (US) Inc. (“Logistics Finance” and, together the “Logistics Co-Issuers”) issued $200,000 in senior notes due on April 15, 2019 at a fixed rate of 9.25% (the “Existing Logistics Senior Notes”). In March 2013, the Logistics Co-Issuers issued an additional $90,000 of the senior notes due on April 15, 2019 (the “Additional Logistics Senior Notes”, together with the Existing Logistics Senior Notes, the “Logistics Senior Notes”) at a premium, with a price of 103.750%. The terms of the Additional Logistics Senior Notes issued in March 2013 are identical to the $200,000 Existing Logistics Senior Notes that were issued in April 2011.

The Logistics Senior Notes are fully and unconditionally guaranteed, jointly and severally, by all of Navios Logistics' direct and indirect subsidiaries except for Hidronave South American Logistics S.A. and Navios Logistics Finance (US) Inc. The subsidiary guarantees are “full and unconditional”, as those terms are used in Regulation S-X Rule 3-10, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the notes. The Logistics Co-Issuers have the option to redeem the notes in whole or in part, at their option, at any time (i) before April 15, 2014, at a redemption price equal to 100% of the principal amount plus the applicable make-whole premium plus accrued and unpaid interest, if any, to the redemption date and (ii) on or after April 15, 2014, at a fixed price of 106.938%, which price declines ratably until it reaches par in 2017. At any time before April 15, 2014, the Logistics Co-Issuers may redeem up to 35% of the aggregate principal amount of the Logistics Senior Notes with the net proceeds of an equity offering at 109.25% of the principal amount of the notes, plus accrued and unpaid interest, if any, to the redemption date so long as at least 65% of the originally issued aggregate principal amount of the notes remains outstanding after such redemption.
In addition, upon the occurrence of certain change of control events, the holders of the Logistics Senior Notes will have the right to require the Logistics Co-Issuers to repurchase some or all of the notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
Pursuant to a registration rights agreement, the Logistics Co-Issuers and the subsidiary guarantors filed a registration statement in respect of the Additional Logistics Senior Notes on April 10, 2013 that was declared effective on July 2, 2013. The exchange offer for the privately placed notes with publicly registered notes with identical terms was completed on August 5, 2013 with 100.0% of the privately placed notes tendered for exchange.
The Logistics Senior Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, in excess of 6% per annum of the net proceeds received by or contributed to Navios Logistics in or from any public offering, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics properties and assets and creation or designation of restricted subsidiaries. The Logistics Co-Issuers were in compliance with the covenants as of June 30, 2013.
Navios Logistics revolving credit facility
The availability of Navios Logistics' revolving credit facility dated March 20, 2012 with Cyprus Popular Bank Public Co. Ltd. was terminated following the agreement of the country of Cyprus in March 2013 to restructure and recapitalize its banks in connection with its rescue package from the European Commission, European Central Bank and International Monetary Fund.
The annual weighted average interest rates of the Company's total borrowings were 7.81% and 7.13% for the three month periods ended June 30, 2013 and 2012, respectively, and 7.81% and 7.10% for the six month periods ended June 30, 2013 and 2012, respectively.
The maturity table below reflects the principal payments for the next five years and thereafter of all borrowings of Navios Holdings (including Navios Logistics) outstanding as of June 30, 2013, based on the repayment schedules of the respective loan facilities (as described above) and the outstanding amount due under the debt securities.

Payment due by period
June 30, 2014	$14,255
June 30, 2015	60,976
June 30, 2016	21,885
June 30, 2017	42,335
June 30, 2018	507,676
June 30, 2019 and thereafter	771,887
Total	$1,419,014

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